Transactions with related parties	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Transactions with related parties	Transactions with related parties
Related parties comprise the Group’s parent companies, shareholders, key management personnel and any businesses which are controlled, directly or indirectly by the shareholders and directors over which they exercise significant management influence. Related party transactions are entered in the normal course of business at prices and terms approved by the Group’s management.
(a)Transactions with related parties
The following transactions were carried out with related parties:

	2020	2019

Sales of services
Associates (legal and administrative services) (i)	11	11
	11	11
Purchases of goods and services
Entity controlled management personnel (ii)	(16,652)	(10,029)
Associates (transaction services) (iii)	(2,032)	(451)
	(18,684)	(10,480)
(i)    In 2020 and 2019, related to services provided to VHSYS.
(ii)    Related to consulting and management services with Genova Consultoria e Participações Ltda., and travel services reimbursed to Zurich Consultoria e Participações Ltda, companies owned by related parties.
    In March 2020, the Group acquired, under arm’s length principle (using market quotation from specialized publication and comparable transaction), for R$ 15,974 an airplane from Zurich Consultoria e Participações Ltda (included in Property and equipment, Note 10). With the acquisition, travel to the various locations of the Company and its subsidiaries will be facilitated, the acquisition aims to meet the interests and needs of StoneCo and its affiliates in the development of its activities and the utilization of this airplane must follows the Airplane Use and Disbursements Policy, approved by the Board.
(iii)    Related mainly to commission expenses paid to Collact due to new customer acquisition.
    Services provided to related parties include legal and administrative services provided under normal trade terms and reimbursement of other expenses incurred in their respect.
    In May 2020, the Group acquired the control of Vitta Group (Note 5). Some of the Vitta’s selling shareholders are member of the Company’s Board of Directors. The Group paid R$ 1,436 to related parties through this business combination and they do not hold any rights under additional payments to be made related to this acquisition.
    As of December 31, 2020, some officers and directors were subscribed to the Group’s banking solution, the total amount recognized in other liabilities is R$ 33.
(b)    Year-end balances
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2020	2019

Loans to management personnel	4,149	6,084
Convertible loans	3,051	6,753
Receivables from related parties	7,200	12,837
As of December 31, 2020, there is no allowance for expected credit losses on related parties’ receivables. No guarantees were provided or received in relation to any accounts receivable or payable involving related parties.
The Group has outstanding loans with certain management personnel. The loans are payable in three to seven years from the date of issuance and accrue interest according to the National Consumer Price Index, the Brazilian Inter-Bank Rate or Libor plus an additional spread.
(c)    Key management personnel compensation
Management includes the legal directors of StoneCo plus key executives of the Group and compensation consists of fixed compensation, profit sharing and benefits plus any correlating social or labor charges and or provisions for such charges. Compensation expenses are recognized in profit or loss of the Group. For the years ended December 31, 2020 and 2019, compensation expense was as follows:

	2020	2019

Short-term benefits	15,202	11,902
Share-based payments (Note 26)	32,305	18,878
	47,507	30,780